Intangibles (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Intangibles [Abstract]
Schedule of Intangibles, Net

Intangibles, net include the following at:

	December 31,	March 31,
	2025	2025
Software and game design	$2,578,050	$2,578,050
Trademarks	79,131	76,939
Website	137,070	137,070
	2,794,251	2,792,059
Less: accumulated amortization	(1,146,120)	(810,356)
Intangibles, net	$1,648,131	$1,981,703

Intangible assets consist of the following as of:

	March 31, 2025	March 31, 2024
Assets in progress	$—	$1,817,436
Software and game design	2,578,050	515,328
Trademarks	76,939	69,734
Website	137,070	35,520
Customer list	—	5,000
	2,792,059	2,443,018
Less: accumulated amortization	(810,356)	(503,335)
	$1,981,703	$1,939,683